Short-term Investment	12 Months Ended
Dec. 31, 2023
Short-term Investment [Abstract]
Short-term Investment
5.	Short-term Investments

In accordance with the ESA Agreement (see Note 16), with the written consent from Shaolin in August 2022, the Company used cash in the collateral account to invest in eligible investments. Written consent from Shaolin shall also be required in the circumstance of trading or substitution of eligible investments. The Company shall pay to Shaolin and/or the ESA Investors, at the written direction of Shaolin, an amount of cash in USD equal to the aggregate amount of interest accrued on the funds held in the collateral account in excess of US$100,000, up to a maximum of US$300,000. In the situation whereby there is a net loss in investment in the future, the Company is obligated to compensate the net loss in the collateral account.

In September 2022, the cash in the collateral account amounting to US$53,169,218 (equivalent to RMB377,490,814) was used to acquire securities issued by a financial institution in United States of America. These securities are financial products and the underlying assets are US treasury bonds. These securities are classified as Available-for-Sale securities (“AFS”) in accordance with ASC 320 because these securities are not acquired for trading purpose and they do not have maturity dates either. AFS are recorded at fair value in the consolidated balance sheets. Unrealized gains and losses on AFS are recognized in other comprehensive income, while realized gains and losses and impairment losses are recognized in consolidated statements of operations. Upon sale, gains and losses are reclassified from other comprehensive income into earnings based on specific identification of securities sold. The AFS securities are determined to be restricted because the Company is unable to trade or substitute these securities without written consent from Shaolin. On February 10, 2023, April 11, 2023 and July 13, 2023, the first, second and third tranches of ESA proceeds of US$5,413,344 (equivalent to RMB36,747,941), US$7,133,280 (equivalent to RMB49,135,463) and US$4,745,534 (equivalent to RMB33,943,379) were released from the collateral account and received by the Company while US$11,919,983 (equivalent to RMB80,917,612), US$10,533,379 (equivalent to RMB72,556,022) and US$13,421,127 (equivalent to RMB95,997,298) were released from the collateral account and returned to Shaolin, respectively. On February 15, 2023 and July 13, 2023, the Company received US$100,000 (equivalent to RMB686,130) and US$712,069 (equivalent to RMB5,032,270) of interest income from the collateral account, respectively and in 2023, Shaolin received US$300,000 interest income from the collateral account. For the year ended December 31, 2023, realized gains of RMB5,718,400 was recorded in interest income due to the termination of ESA Agreement.